Credit facility (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Credit Risk [Abstract]
Schedule of credit facilities

	As at
	December 31, 2022	December 31, 2021

Credit facility - funds drawn	46,180	44,983